Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (3,054,017)	$ (468,049)	¥ (1,303,570)	¥ (565,021)
Accretion to redeemable noncontrolling interests		(4,292)	(658)
Accretion to Pre-IPO Preferred Shares redemption value | ¥					(64,605)
Net loss attributable to noncontrolling interests		46,605	7,143	14,597	13,301
Net loss attributable to the Bilibili Inc.'s shareholders		¥ (3,011,704)	$ (461,564)	¥ (1,288,973)	¥ (616,325)
Denominator:
Net loss per share, basic | (per share)		¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Net loss per share, diluted | (per share)		¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Class Y Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	25,336,888
Class Z Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	141,808,970
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share		8,927,697	8,927,697	9,328,721	15,594,490
Ordinary shares
Denominator:
Weighted average number of ordinary shares outstanding, basic		345,816,023	345,816,023	323,161,680	233,047,703
Weighted average number of ordinary shares outstanding, diluted		345,816,023	345,816,023	323,161,680	233,047,703
Ordinary shares | Convertible senior notes (the "2026 Notes") due 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share				20,202,000
Ordinary shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share		19,641,280	19,641,280